Note 11. Stock Options (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					2,640,231	2,515,231
Independent directors
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			36,000
Noninterest Expense Directors Fees	$ 14,300	$ 21,500	$ 30,100	$ 67,300
The 2004 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,588,000		1,588,000
The 2010 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,079,000		1,079,000